Offerings	Dec. 31, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, parvalue $0.20 per share
Offering Note
(1)
There are being registered hereunder such indeterminate number of common shares or preference shares, such indeterminate principal amount of debt securities and guarantees of debt securities, and such indeterminate number of warrants and subscription rights to purchase common shares, preference shares, debt securities, or other securities, as shall have an aggregate initial offering price not to exceed $700,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $700,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate number common shares or preference shares and amount of debt securities as may be issued upon conversion of or exchange for preference shares or debt securities that provide for conversion or exchange, upon exercise of warrants or subscription rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares or preference shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion
or
exchange
of
other securities.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preference Shares,par value $0.20 per share
Offering Note
(1)
There are being registered hereunder such indeterminate number of common shares or preference shares, such indeterminate principal amount of debt securities and guarantees of debt securities, and such indeterminate number of warrants and subscription rights to purchase common shares, preference shares, debt securities, or other securities, as shall have an aggregate initial offering price not to exceed $700,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $700,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate number common shares or preference shares and amount of debt securities as may be issued upon conversion of or exchange for preference shares or debt securities that provide for conversion or exchange, upon exercise of warrants or subscription rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares or preference shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion
or
exchange
of
other securities.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
There are being registered hereunder such indeterminate number of common shares or preference shares, such indeterminate principal amount of debt securities and guarantees of debt securities, and such indeterminate number of warrants and subscription rights to purchase common shares, preference shares, debt securities, or other securities, as shall have an aggregate initial offering price not to exceed $700,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $700,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate number common shares or preference shares and amount of debt securities as may be issued upon conversion of or exchange for preference shares or debt securities that provide for conversion or exchange, upon exercise of warrants or subscription rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares or preference shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion
or
exchange
of
other securities.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Offering Note
(1)
There are being registered hereunder such indeterminate number of common shares or preference shares, such indeterminate principal amount of debt securities and guarantees of debt securities, and such indeterminate number of warrants and subscription rights to purchase common shares, preference shares, debt securities, or other securities, as shall have an aggregate initial offering price not to exceed $700,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $700,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate number common shares or preference shares and amount of debt securities as may be issued upon conversion of or exchange for preference shares or debt securities that provide for conversion or exchange, upon exercise of warrants or subscription rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares or preference shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion
or
exchange
of
other securities.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
There are being registered hereunder such indeterminate number of common shares or preference shares, such indeterminate principal amount of debt securities and guarantees of debt securities, and such indeterminate number of warrants and subscription rights to purchase common shares, preference shares, debt securities, or other securities, as shall have an aggregate initial offering price not to exceed $700,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $700,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate number common shares or preference shares and amount of debt securities as may be issued upon conversion of or exchange for preference shares or debt securities that provide for conversion or exchange, upon exercise of warrants or subscription rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares or preference shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion
or
exchange
of
other securities.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note
(1)
There are being registered hereunder such indeterminate number of common shares or preference shares, such indeterminate principal amount of debt securities and guarantees of debt securities, and such indeterminate number of warrants and subscription rights to purchase common shares, preference shares, debt securities, or other securities, as shall have an aggregate initial offering price not to exceed $700,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $700,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate number common shares or preference shares and amount of debt securities as may be issued upon conversion of or exchange for preference shares or debt securities that provide for conversion or exchange, upon exercise of warrants or subscription rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares or preference shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion
or
exchange
of
other securities.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 700,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,170
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.20 per share
Amount Registered | shares	81,388,672
Proposed Maximum Offering Price per Unit	18.16
Maximum Aggregate Offering Price	$ 1,478,018,283.52
Fee Rate	0.01531%
Amount of Registration Fee	$ 226,284.6
Offering Note
(3)
There are being registered for resale hereunder 81,388,672 common shares owned by a selling securityholder. The registration fee has been calculated in accordance with Rule 457(c) under the Securities Act based on the average high and low prices reported for the common shares on the New York Stock Exchange on February 19, 2025.